Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Common Stock Warrant	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 33,075	$ 6,989	$ 47	$ 217	$ 27,455	$ 1,262	$ 350	$ (3,245)
Comprehensive loss:
Net loss	(9,891)					(9,891)
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects	354						354
Total comprehensive loss	(9,537)
Preferred stock offering costs	(13)	(13)
Accretion of discount on preferred stock		45				(45)
Release of 12134, 2817 and 11921 for 2011, 2010 and 2009 respectively, stock based incentive plan shares, net of forfeitures	57				55	2
Tax benefits from dividends on unvested stock based incentive plan shares	1				1
Tax effect from vesting of stock based incentive plan shares	(20)				(20)
Stock option expense, net of forfeitures	26				26
Preferred stock dividends	(362)					(362)
Ending balance at Dec. 31, 2009	23,227	7,021	47	217	27,517	(9,034)	704	(3,245)
Comprehensive loss:
Net loss	(6,870)					(6,870)
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects	(32)						(32)
Total comprehensive loss	(6,902)
Accretion of discount on preferred stock		48				(48)
Release of 12134, 2817 and 11921 for 2011, 2010 and 2009 respectively, stock based incentive plan shares, net of forfeitures	6				5	1
Tax effect from vesting of stock based incentive plan shares	19				19
Stock option expense, net of forfeitures	1				1
Preferred stock dividends	(362)					(362)
Ending balance at Dec. 31, 2010	15,989	7,069	47	217	27,542	(16,313)	672	(3,245)
Comprehensive loss:
Net loss	(5,425)					(5,425)
Change in unrealized gain (loss) on securities available for sale, net of reclassification and tax effects	(286)						(286)
Total comprehensive loss	(5,711)
Accretion of discount on preferred stock		51				(51)
Release of 12134, 2817 and 11921 for 2011, 2010 and 2009 respectively, stock based incentive plan shares, net of forfeitures	23				23
Stock option expense, net of forfeitures	17				17
Preferred stock dividends	(374)					(374)
Stock options exercised
Ending balance at Dec. 31, 2011	$ 9,944	$ 7,120	$ 47	$ 217	$ 27,582	$ (22,163)	$ 386	$ (3,245)